BUSINESS COMBINATIONS (Details) - EUR (€) € in Millions	Jun. 28, 2024	Feb. 23, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Goodwill	€ 4,791		€ 4,514
COCA COLA BEVERAGES PHILIPPINES
Disclosure of detailed information about business combination [line items]
Intangible assets		€ 478
Property, plant and equipment		1,089
Investment property		46
Other non-current assets		47
Inventories		228
Amounts receivable from related parties		22
Trade accounts receivable		75
Other current assets		58
Cash and cash equivalents		19
Borrowings, less current portion		(7)
Employee benefit liabilities		(15)
Non-current provisions		(16)
Deferred tax liabilities		(173)
Other non-current liabilities		(17)
Current portion of borrowings		(61)
Current provisions		(29)
Current tax liabilities		(27)
Amounts payable to related parties		(55)
Trade and other payables		(383)
Net identifiable assets acquired		1,279
Non-controlling interest		(2)
Goodwill		270
Fair value of consideration		€ 1,547